FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Assets:
Treasury bills		$ 148,998
Investment in MGM	$ 2,242,672	2,891,851
Total assets	3,406,343	$ 3,817,384
Liabilities:
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Other long-term liabilities
Interest rate swaps
Liabilities:
Other long-term liabilities		$ (907)
Dotdash Meredith Term Loan B-1 Facility | Interest rate swaps | Dotdash Meredith
Liabilities:
Notional amount			$ 350,000
Level 1
Assets:
Treasury bills		0
Investment in MGM	2,242,672	2,891,851
Total assets	3,372,767	3,586,809
Level 1 | Interest rate swaps
Liabilities:
Other long-term liabilities		0
Level 2
Assets:
Treasury bills		148,998
Investment in MGM	0	0
Total assets	33,576	180,944
Level 2 | Interest rate swaps
Liabilities:
Other long-term liabilities		(907)
Level 3
Assets:
Treasury bills		0
Investment in MGM	0	0
Total assets	0	49,631
Level 3 | Interest rate swaps
Liabilities:
Other long-term liabilities		0
Money market funds
Assets:
Cash equivalents	1,130,095	694,958
Money market funds | Level 1
Assets:
Cash equivalents	1,130,095	694,958
Money market funds | Level 2
Assets:
Cash equivalents	0	0
Money market funds | Level 3
Assets:
Cash equivalents	0	0
Treasury bills
Assets:
Cash equivalents		12,449
Treasury bills | Level 1
Assets:
Cash equivalents		0
Treasury bills | Level 2
Assets:
Cash equivalents		12,449
Treasury bills | Level 3
Assets:
Cash equivalents		0
Time deposits
Assets:
Cash equivalents	18,098	19,497
Time deposits | Level 1
Assets:
Cash equivalents	0	0
Time deposits | Level 2
Assets:
Cash equivalents	18,098	19,497
Time deposits | Level 3
Assets:
Cash equivalents	0	0
Retirement Investment Fund
Assets:
Other non-current assets	13,763
Retirement Investment Fund | Level 1
Assets:
Other non-current assets	0
Retirement Investment Fund | Level 2
Assets:
Other non-current assets	13,763
Retirement Investment Fund | Level 3
Assets:
Other non-current assets	0
Interest rate swaps
Assets:
Other non-current assets	1,715
Interest rate swaps | Level 1
Assets:
Other non-current assets	0
Interest rate swaps | Level 2
Assets:
Other non-current assets	1,715
Interest rate swaps | Level 3
Assets:
Other non-current assets	$ 0
Warrant
Assets:
Other non-current assets		49,631
Warrant | Level 1
Assets:
Other non-current assets		0
Warrant | Level 2
Assets:
Other non-current assets		0
Warrant | Level 3
Assets:
Other non-current assets		$ 49,631